Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and cash equivalents	$ 304,696	$ 814,354
Overnight money market funds	215,800	752,400
Restricted cash	$ 99,751	$ 7,165